Loans (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Loans
Summary of loans by major category

	Unaudited
	September 30, 2024	June 30, 2024

	(Dollars in thousands)
Commercial real estate	$70,361	$74,316
Commercial and industrial	4,650	5,158
Construction	—	1,313
One-to-four-family residential	57,596	57,808
Multi-family real estate	43,704	45,088
Consumer	1,527	1,609
Total loans	177,838	185,292
Deferred loan fees	(41)	(47)
Allowance for credit losses	(1,642)	(1,797)
Loans, net	$176,155	$183,448

The following tables summarize the activity in the allowance for credit losses - loans by loan class for the three months ended September 30, 2024 and 2023:

	Allowance for Credit Losses-Loans-Three Months Ended September 30, 2024
	(Dollars in thousands)

					Provision for
					(Recovery of)
	Beginning				Credit	Ending
	Balance				Losses-	Balance
	July 1, 2024		Charge-offs	Recoveries	Loans	September 30, 2024
Commercial real estate	$259		$—	$—	$(15)	$244
Commercial and industrial	16		—	—	(1)	15
Construction	28		—	—	(28)	—
One-to-four-family residential	1,314		—	—	(104)	1,210
Multi-family real estate	175		—	—	(7)	168
Consumer	5		—	—	—	5
Total loans	$1,797		$—	$—	$(155)	$1,642

	Allowance for Credit Losses-Loans-Three Months Ended September 30, 2023
	(Dollars in thousands)

	Beginning
	Balance				Provision for
	Prior to				(Recovery of)
	Adoption of	Impact of			Credit	Ending
	ASC 326	Adoption of			Losses-	Balance
	July 1, 2023	ASC 326	Charge-offs	Recoveries	Loans	September 30, 2023
Commercial real estate	$1,196	$(818)	$—	$—	$2	$380
Commercial and industrial	18	5	—	—	—	23
Construction	6	2	—	—	(2)	6
One-to-four-family residential	207	1,137	—	—	44	1,388
Multi-family real estate	365	(147)	—	—	7	225
Consumer	2	11	—	—	(10)	3
Unallocated	365	(365)	—	—	—	—
Total loans	$2,159	$(175)	$—	$—	$41	$2,025

	June 30, 2024	June 30, 2023
Commercial real estate	$74,316	$84,581
Commercial and industrial	5,158	6,878
Construction	1,313	1,905
One-to-four-family residential	57,808	59,563
Multi-family real estate	45,088	44,184
Consumer	1,609	2,825
Total loans	185,292	199,936
Deferred loan fees	(47)	(63)
Allowance for loan losses	(1,797)	(2,159)
Loans, net	$183,448	$197,714

The following table summarizes the activity in the allowance for credit losses - loans by loan class for the year ended June 30, 2024:

	Allowance for Credit Losses-Loans
	(Dollars in thousands)

					Provision for
					(Recovery of)
	Beginning	Impact of			Credit	Ending
	Balance	Adoption of			Losses-	Balance
	July 1, 2023	ASC 326	Charge-offs	Recoveries	Loans	June 30, 2024
Commercial real estate	$1,196	$(818)	$—	$—	$(119)	$259
Commercial and industrial	18	5	—	—	(7)	16
Construction	6	2	—	—	20	28
One-to-four-family residential	207	1,137	—	—	(30)	1,314
Multi-family real estate	365	(147)	—	—	(43)	175
Consumer	2	11	—	3	(11)	5
Unallocated	365	(365)	—	—	—	—
Total loans	$2,159	$(175)	$—	$3	$(190)	$1,797

Schedule of breakdown of the provision for credit losses

The following table presents a breakdown of the provision for (recovery of) credit losses for the periods indicated:

	Three Months
	Ended
	September 30,
	2024	2023
Provision for (recovery of) credit losses:
Provision for (recovery of) loans	$(155,000)	$41,000
Provision for unfunded commitments	—	—
Total provision for (recovery of) credit losses	$(155,000)	$41,000

The following table presents a breakdown of the provision for (recovery of) credit losses for the years ended June 30, 2024 and 2023:

	2024	2023
Provision for (recovery of) credit losses:
Provision for (recovery of) loans	$(190,000)	$—
Provision for unfunded commitments	—	—
Total provision for (recovery of) credit losses	$(190,000)	$—

Summary of credit quality information by loan portfolio

								Revolving
								Loans
							Revolving	Converted to
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Total

	(Dollars in thousands)
Commercial real estate
Pass	$159	$4,711	$4,409	$25,355	$19,871	$14,861	$333	$—	$69,699
Watch	—	—	662	—	—	—	—	—	662
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$159	$4,711	$5,071	$25,355	$19,871	$14,861	$333	$—	$70,361

Commercial and industrial
Pass	$—	$110	$747	$1,466	$1,905	$399	$23	$—	$4,650
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$—	$110	$747	$1,466	$1,905	$399	$23	$—	$4,650

Construction
Pass	$—	$—	$—	$—	$—	$—	$—	$—	$—
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$—	$—	$—	$—	$—	$—	$—	$—

Multi-family real estate
Pass	$—	$1,824	$8,209	$14,296	$13,270	$3,277	$55	$—	$40,931
Watch	—	—	499	2,274	—	—	—	—	2,773
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$—	$1,824	$8,708	$16,570	$13,270	$3,277	$55	$—	$43,704

One-to-four-family residential
Performing	$836	$3,259	$11,146	$11,088	$13,606	$17,661	$—	$—	$57,596
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$836	$3,259	$11,146	$11,088	$13,606	$17,661	$—	$—	$57,596

Consumer
Performing	$6	$49	$51	$125	$3	$39	$1,254	$—	$1,527
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$6	$49	$51	$125	$3	$39	$1,254	$—	$1,527

Total loans	$1,001	$9,953	$25,723	$54,604	$48,655	$36,237	$1,665	$—	$177,838

								Revolving
								Loans
							Revolving	Converted to
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Total

	(Dollars in thousands)
Commercial real estate
Pass	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316

Commercial and industrial
Pass	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158

Construction
Pass	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313

Multi-family real estate
Pass	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088
Watch	—	—	—	—	—	—	—	—	—
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088

One-to-four-family residential
Performing	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808

Consumer
Performing	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609

Total loans	$10,217	$27,247	$55,445	$52,652	$16,346	$21,824	$1,561	$—	$185,292

								Revolving
								Loans
							Revolving	Converted to
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Total

	(Dollars in thousands)

Commercial real estate
Pass	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial real estate	$4,785	$5,096	$25,584	$23,385	$8,326	$6,823	$317	$—	$74,316

Commercial and industrial
Pass	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total commercial and industrial	$96	$807	$1,598	$2,162	$75	$393	$27	$—	$5,158

Construction
Pass	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313
Special Mention/Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Nonaccrual	—	—	—	—	—	—	—	—	—
Total construction	$—	$1,313	$—	$—	$—	$—	$—	$—	$1,313

One-to-four-family residential
Performing	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808
Non-performing	—	—	—	—	—	—	—	—	—
Total one-to-four-family	$3,345	$11,209	$11,459	$13,756	$6,035	$12,004	$—	$—	$57,808

Multi-family real estate
Performing	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088
Non-performing	—	—	—	—	—	—	—	—	—
Total multi-family real estate	$1,829	$8,735	$16,666	$13,344	$1,857	$2,604	$53	$—	$45,088

Consumer
Performing	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609
Non-performing	—	—	—	—	—	—	—	—	—
Total consumer	$162	$87	$138	$5	$53	$—	$1,164	$—	$1,609

Total loans	$10,217	$27,247	$55,445	$52,652	$16,346	$21,824	$1,561	$—	$185,292

Summary of aging of the past due loans by loan class within the portfolio segments

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
September 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	152,044	67,733	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$152,044	$67,733	$—	$—

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	68,031	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$68,031	$—	$—	$—

Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2024
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
One-to-four-family residential	68,031	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$68,031	$—	$—	$—

	Still Accruing
	30-59 Days	60-89 Days	Over 90 Days	Nonaccrual
	Past Due	Past Due	Past Due	Balance
June 30, 2023
Commercial real estate	$—	$—	$—	$—
Commercial and industrial	16,487	—	—	—
Construction	—	—	—	—
One-to-four-family residential	26,986	—	—	—
Multi-family real estate	—	—	—	—
Consumer	—	—	—	—
Total	$43,473	$—	$—	$—